UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05083

                                   -----------

          Van Eck Worldwide Insurance Trust-Worldwide Hard Assets Fund

                    ----------------------------------------

               (Exact name of registrant as specified in charter)


                         99 Park Ave. New York, NY 10016

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               (Address of principal executive offices) (Zip code)

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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-687-5200

                                 --------------

                         Date of fiscal year end: 12/31

                                     ------
                        Date of reporting period: 3/31/06

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

ITEM 1.  Schedule of Investments.


WORLDWIDE HARD ASSETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

COUNTRY                                  NO. OF SHARES         SECURITY                                                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
ARGENTINA 0.3%
                                               290,000         Trefoil Ltd. +                                          $2,057,648
                                                                                                                   --------------
AUSTRALIA 5.5%
                                             3,975,540         Aviva Corp. Ltd. +                                         199,226
                                               922,978         BHP Billiton Plc #                                      16,924,141
                                             1,184,500         Bluescope Steel Ltd. #                                   6,087,510
                                               552,606         Newcrest Mining Ltd. #                                   9,265,222
                                               107,379         NGM Resources Ltd. + #                                      10,679
                                               911,000         Oil Search Ltd. #                                        2,571,126
                                                                                                                   --------------
                                                                                                                       35,057,904
                                                                                                                   --------------
AUSTRIA 0.8%
                                                80,000         OMV AG  #                                                5,349,899
                                                                                                                   --------------

BERMUDA 1.0%                                   385,000         Ship Finance International Ltd. (USD)                    6,606,600
                                                                                                                   --------------
BRAZIL 3.0%
                                               269,300         Cia Vale do Rio Doce (ADR)                              13,069,129
                                                67,000         Petroleo Brasileiro S.A. (ADR)                           5,806,890
                                                                                                                   --------------
                                                                                                                       18,876,019
                                                                                                                   --------------
CANADA 19.2%
                                               276,000         Agnico-Eagle Mines Ltd. (USD)                            8,404,200
                                                42,500         Agnico-Eagle Mines Ltd. (USD) Warrants
                                                                  ($19.00, expiring 11/07/07)  +                          577,150
                                               258,300         Alcan, Inc.                                             11,812,059
                                               288,245         Barrick Gold Corp.                                       7,851,794
                                               462,000         Bema Gold Corporation  +                                 2,041,290
                                               276,500         Bema Gold Corporation  +  R                              1,221,680
                                             1,614,800         Brazilian Resources, Inc. +  #                             142,558
                                                45,000         Brookfield Properties Corp.                              1,526,652
                                                54,028         Falconbridge Ltd.                                        1,890,760
                                               330,000         Find Energy Ltd. +                                       2,870,917
                                                83,000         First Capital Realty, Inc.                               1,812,305
                                               168,000         First Quantum Minerals Ltd.                              6,904,996
                                                80,000         FNX Mining Co. Inc. +  R                                   890,525
                                               137,000         Gammon Lake Resources, Inc. +                            2,454,117
                                               808,000         Killam Properties, Inc. + R                              2,054,853
                                               510,000         Kinross Gold Corp. (USD) +                               5,574,300
                                               441,000         LionOre Mining International Ltd. +                      1,963,608
                                             1,080,000         Miramar Mining Corp. +                                   3,652,866
                                               720,000         Northern Orion Resources, Inc. +  R                      3,242,882
                                               536,000         Northern Orion Resources, Inc. Warrants
                                                               (CA 2.00, expiring 5/29/08) +  R                         1,583,423
                                                25,000         NQL Energy Services, Inc. (Class A) +  R                   159,481
                                               141,500         Parkbridge Lifestyles Communities, Inc. +                  666,396
                                                99,000         Penn West Energy Trust                                   3,618,881
                                               103,200         Petro-Canada (USD)                                       4,911,288
                                               641,000         Petrolifera Petroleum Ltd. +  R                          6,723,680
                                                14,800         Petrolifera Petroleum Ltd. +                               155,243
                                                81,400         Petrolifera Petroleum Ltd. Warrants
                                                               (CAD 1.50, expiring 9/11/06) +  #    R                     751,116
                                               246,500         Petrolifera Petroleum Ltd. Warrants
                                                               (CAD 3.00, expiring 5/8/07) +  R                         1,973,520
                                                27,200         Suncor Energy Inc.                                       2,087,542
                                                48,800         Suncor Energy, Inc. (USD)                                3,758,576
                                               292,000         Talisman Energy, Inc.                                   15,506,991
                                               100,000         Teck Cominco Ltd.                                        6,434,045
                                                50,000         Tenke Mining Corp. +                                       586,120
                                               291,000         Timberwest Forest Corp.                                  3,515,871
                                                65,400         Trican Well Service Ltd. +                               2,982,018
                                                                                                                   --------------
                                                                                                                      122,303,703
                                                                                                                   --------------

COUNTRY                                  NO. OF SHARES         SECURITY                                                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
FINLAND 0.3%
                                               144,000         Stora Enso Oyj (R Shares)  #                             2,209,223
                                                                                                                   --------------
HONG KONG 0.2%
                                               145,600         Sun Hung Kai Properties Ltd. #                           1,476,731
                                                                                                                   --------------
INDONESIA 0.0%
                                               165,000         Medco Energi Internasional Tbk  #                           75,259
                                                                                                                   --------------
NORWAY 2.2%
                                               796,000         Seadrill Ltd + #                                        10,877,323
                                               179,500         Sinvest ASA + #                                          3,281,008
                                                                                                                   --------------
                                                                                                                       14,158,331
                                                                                                                   --------------
SOUTH AFRICA 1.5%
                                               427,400         Gold Fields Ltd. (Sponsored ADR)                         9,394,252
                                                                                                                   --------------
UNITED KINGDOM 3.8%
                                               808,600         Randgold Resources Ltd. (ADR) +                         14,692,262
                                               290,000         Xstrata PLC #                                            9,389,297
                                                                                                                   --------------
                                                                                                                       24,081,559
                                                                                                                   --------------
UNITED STATES 58.1%
                                             1,008,800         AK Steel Holding Corp. +                                15,132,000
                                               144,320         Alcoa, Inc.                                              4,410,419
                                               539,100         Alpha Natural Resources, Inc. +                         12,474,774
                                               146,500         American Commercial Lines, Inc. +                        6,914,800
                                                73,000         Apache Corp.                                             4,782,230
                                               142,000         Archer-Daniels-Midland Co.                               4,778,300
                                                74,500         Ashland Inc.                                             5,295,460
                                               176,900         Aventine Renewable Energy Holdings, Inc + #  R           3,803,350
                                               541,000         BJ Services Co.                                         18,718,600
                                               708,400         Bois d' Arc Energy, Inc +                               11,794,860
                                                86,300         Bowater Inc.                                             2,552,754
                                                91,000         Bunge Ltd.                                               5,069,610
                                                20,200         Celanese Corp.                                             423,594
                                               127,700         Century Aluminum Co. +                                   5,420,865
                                               241,700         CF Industries Holdings, Inc.                             4,106,483
                                                80,000         Chicago Bridge & Iron Co. N.V.                           1,920,000
                                               117,000         ConocoPhillips                                           7,388,550
                                               732,464         Delta Petroleum Corp +                                  15,396,393
                                               119,000         Dow Chemical Co.                                         4,831,400
                                               328,000         E.I. Du Pont de Nemours & Co.                           13,844,880
                                               115,900         ENSCO International, Inc.                                5,963,055
                                               164,700         EOG Resources, Inc.                                     11,858,400
                                                89,500         Exxon Mobil Corp.                                        5,446,970
                                               231,000         FMC Technologies Inc. +                                 11,831,820
                                                98,400         Frontier Oil Corp                                        5,840,040
                                               124,800         Glamis Gold Ltd. +                                       4,078,464
                                               285,000         GlobalSantaFe Corp.                                     17,313,750
                                                90,000         Golden Star Resources Ltd. +                               287,100
                                               233,300         Halliburton Co.                                         17,035,566
                                               143,700         Inco Ltd.                                                7,169,193
                                               156,400         International Coal Group Inc. +                          1,523,336
                                                96,300         Longview Fibre Co.                                       2,488,392
                                               110,000         McDermott International, Inc. +                          5,989,500
                                               287,800         Mercer International, Inc. +                             2,679,418
                                               150,000         Nabors Industries Ltd +                                 10,737,000
                                               120,472         National Oilwell Varco, Inc. +                           7,724,665
                                               118,500         Norfolk Southern Corp.                                   6,407,295
                                                50,400         Oil States International, Inc. +                         1,857,240
                                               336,000         Powershares Global Water Portfolio                       6,074,880
                                               530,000         Southwestern Energy Co. +                               17,060,700
                                               112,500         Temple-Inland, Inc.                                      5,011,875
                                               239,500         Todco (Class A)                                          9,438,695
                                               135,000         Transocean, Inc. +                                      10,840,500
                                               209,100         United States Steel Corp.                               12,688,188
                                               166,800         Valero Energy Corp.                                      9,971,304
                                                81,600         Weyerhaeuser Co.                                         5,910,288
                                               391,100         XTO Energy, Inc.                                        17,040,227
                                                                                                                   --------------
                                                                                                                      369,327,183
                                                                                                                   --------------
TOTAL COMMON STOCKS  95.9%
(Cost: $407,721,588 )                                                                                                 610,974,311
                                                                                                                   --------------

COUNTRY                                  NO. OF SHARES         SECURITY                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS:
CANADA 0.1%
                                                 6,622         Falconbridge Ltd (Junior Preferred Series 1) (USD)  +        168,530
                                                 6,622         Falconbridge Ltd (Junior Preferred Series 2) (USD)           167,570
                                                 3,221         Falconbridge Ltd (Junior Preferred Series 3) (USD)  +         81,974
                                                                                                                     --------------
                                                                                                                            418,074
                                                                                                                     --------------
RUSSIA 0.4%
                                                22,200         Surgutneftegaz, Inc. (Sponsored ADR)                       2,597,400
                                                                                                                     --------------
TOTAL PREFERRED STOCKS 0.5%
(Cost:$450,574)
                                                                                                                          3,015,474
                                                                                                                     --------------
SHORT-TERM OBLIGATIONS 3.9%                                    DATE OF MATURITY                   COUPON
----------------------                                         ---------------------------------------------------------------------
Repurchase Agreement:  Purchased
on 03/31/2006; maturity value
$25,087,838 (with State Street Bank &
Trust Co., collateralized by 26,555,000
Federal National Mortgage Association
3.25% due 8/15/2008 with a value of
$25,582,343) (Cost: $25,080,000)                               4/3/2006                                       3.75%      25,080,000
                                                                                                                     --------------

TOTAL INVESTMENTS 100.3%
(Cost: $ 433,252,162)                                                                                                   639,069,785

OTHER ASSETS LESS LIABILITIES (0.3)%                                                                                     (3,357,016)
                                                                                                                     --------------

NET ASSETS 100.0%                                                                                                      $635,712,769
                                                                                                                     ==============

GLOSSARY:
ADR - American Depository Receipt
GDR - Global Depository Receipt

+ - Non-income producing

# - Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $72,214,442 which represented 11.4% of net assets.

R - Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities are considered liquid and the market value amounted to $22,404,510 or 3.5% of total net assets.

Restricted securities held by the Fund are as follows:

                                                                                                                      Value as
                                                                                                                      % of Net
            Security                            Acquisition Date       Acquisition Cost               Value            Assets
            --------                                                   ----------------               -----           --------
Aventine Renewable Energy Holdings, Inc.              12/12/2005       $      2,299,700           $  3,803,350          0.6%
Bema Gold Corporation                                  12/6/2002                283,899              1,221,680          0.2%
FNX Mining Co., Inc.                                   6/27/2002                263,123                890,525          0.1%
Killam Properties, Inc.                               11/11/2003                858,118              2,054,853          0.3%
Northern Orion Resources, Inc.                         5/16/2003                686,972              3,242,882          0.5%
Northern Orion Resources, Inc. Warrants                5/16/2003                      -              1,583,423          0.2%
NQL Drilling Tools, Inc.                               8/31/1999                140,940                159,481          0.0%
Petrolifera Petroleum Limited                           3/7/2005                853,420              6,723,680          1.1%
Petrolifera Petroleum Limited Warrants                 11/2/2005                      -              1,973,520          0.3%
Petrolifera Petroleum Limited Warrants                  3/7/2005                      -                751,116          0.1%
                                                                                                  --------------------------
                                                                                                  $ 22,404,510          3.5%
                                                                                                  ==========================

Summary of Investments by Sector       % of Net Assets
------------------------------------------------------
Basic Materials                                  38.7%
Consumer, Non-cyclical                            1.7%
Energy                                           50.2%
Financial                                         1.4%
Industrial                                        4.4%
Short term obligations                            3.9%
Other assets less liabilities                   (0.3)%
                                           -----------
                                                100.0%
                                           ===========

SECURITY VALUATION--Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities in which the Fund invests are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign market and 4:00 p.m. Eastern Time will not be reflected in the Fund's daily net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund's securities, the Fund may adjust the previous closing prices to reflect what the Board of Trustees believes to be the fair value of the securities as of 4:00 p.m. Eastern Time. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale may differ materially from the value presented on the Schedule of Portfolio Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.


ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Hard Assets Fund

By Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund

      /s/ Bruce J. Smith
      -------------------------------

Date: May 30, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Hard Assets Fund
      -------------------------------------------------------------------------

Date: May 30, 2006
      -----------------

By    /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund
      -----------------------------------------------------------------------

Date: May 30, 2006